Supplemental Cash Flow Information (Schedule Of Payments For Interest And Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Interest	$ 68	$ 63	$ 74
Income taxes	$ 257	$ 149	$ 31